Annual Total Returns[BarChart] - Artisan International Small-Mid Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.21%)	34.67%	29.13%	(11.95%)	11.02%	(12.88%)	33.35%	(16.84%)	36.25%	33.00%